Goodwill, Net - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Goodwill [Line Items]
Goodwill impairment	$ 1,682	$ 0	$ 0
Tongwen [Member]
Goodwill [Line Items]
Goodwill impairment	$ 1,682